Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	009
Entity tax identification number	35-1140070
Participant loan, cost	$ 0
Participant loans	39,574,892
Total assets	$ 3,880,486,832
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Total mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 92,180,568
Total collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,980,721,081
Investment, Identifier [Axis]: Charles Schwab | Brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	218,393,029
Investment, Identifier [Axis]: Collective Investment Trusts | Acadian Asset Management | All Country World/ex U.S. Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	103,677,626
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock | Equity Dividend Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	96,894,254
Investment, Identifier [Axis]: Collective Investment Trusts | Fidelity Institutional Asset Management | Core Plus CIT Class H
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	62,592,540
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | 2030 Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,627,086
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | 2035 Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,152,205
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | 2040 Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,603,911
Investment, Identifier [Axis]: Collective Investment Trusts | Income America | In Retirement Fund Fee Class 5ForLife-L
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,362,612
Investment, Identifier [Axis]: Collective Investment Trusts | J.P. Morgan | Large Cap Growth Fund Class CF-A
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	354,513,413
Investment, Identifier [Axis]: Collective Investment Trusts | MFS | International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	90,935,180
Investment, Identifier [Axis]: Collective Investment Trusts | PIMCO | Diversified Real Asset Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,405,119
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Global Equity All Cap/ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	50,089,364
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Russell Small-Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	118,160,713
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | S&P 500 Index Non Lending Series Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	351,244,979
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2025 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	129,034,993
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2030 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	211,269,950
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2035 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	257,733,833
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2040 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	250,566,916
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2045 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	273,136,062
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2050 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	239,899,626
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2055 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	166,653,520
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2060 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	82,874,088
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2065 Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	24,425,404
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement 2070 Fund Non Lending Series
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,714,199
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | Target Retirement Income Fund Class M
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	63,421,002
Investment, Identifier [Axis]: Collective Investment Trusts | State Street Global Advisors Ltd. | U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	26,732,486
Investment, Identifier [Axis]: Goldman Sachs | Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,461,148
Investment, Identifier [Axis]: LNC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	140,687,355
Investment, Identifier [Axis]: LNL | Investment contract - at contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	404,468,759
Investment, Identifier [Axis]: Mutual Funds | AllianceBernstein | Discovery Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	71,343,756
Investment, Identifier [Axis]: Mutual Funds | Nomura | Small Cap Value Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 20,836,812